UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: June 30, 2003

            Check here if Amendment |_|; Amendment Number:_________

                        This Amendment (Check only one):

                             |_|   is a restatement.
                             |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:        Thomas W. Smith
                 ---------------------------------------------------------------
    Address:     323 Railroad Avenue     Greenwich     CT         06830
                 ---------------------------------------------------------------
                 (Street)                (City)        (State)    (Zip)

    Form 13F File Number: 028-01909

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:      Thomas W. Smith
         Title:     Investment Manager
         Phone:     203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
-------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
-------------------------------------------------------------------------------
[City, State]

         August 14, 2003
-------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:       2

         Form 13F Information Table Entry Total:  36

         Form 13F Information Table Value Total:  $891,686   (thousands)

List of Other Included Managers:

No.             Form 13F File No.:              Name:

01              028-03444                       Thomas N. Tryforos
---------       ------------------------        ------------------------------
02              028-10290                       Scott J. Vassalluzo
---------       ------------------------        ------------------------------

---------       ------------------------        ------------------------------

---------       ------------------------        ------------------------------

---------       ------------------------        ------------------------------

FORM 13F INFORMATION TABLE

                                                              VALUE    SHARES/   SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE   SHARED NONE
------------------------------  --------------- ---------    --------  --------  --- ---- ------- ------------ ------- ------ -----
COMMERCE BANCORP, INC.               COM        200519106        8281    223209   SH       SOLE                 223209
COMMERCE BANCORP, INC.               COM        200519106       50760   1368200   SH       OTHER     01, 02     1368200
COPART, INC.                         COM        2172041061       6434    680819   SH       SOLE                  680819
COPART, INC.                         COM        2172041061      32041   3390600   SH       OTHER     01, 02     3390600
CREDIT ACCEPTANCE CORP               COM        225310101        3917    391682   SH       SOLE                  391682
CREDIT ACCEPTANCE CORP               COM        225310101       40765   4076500   SH       OTHER     01, 02     4076500
CONCORD EFS                          COM        206197105       23552   1600000   SH       OTHER     01, 02     1600000
CONSECO, INC.                        COM        208464107           1     33451   SH       SOLE                   33451
CONSECO, INC.                        COM        208464107           3    100000   SH       OTHER     01, 02      100000
CORPORATE HIGH YIELD FD III          COM        219925104         152     17850   SH       SOLE                   17850
HEALTH MANAGEMENT ASSOCIATES         COM        421933102        4798    260050   SH       SOLE                  260050
HEALTH MANAGEMENT ASSOCIATES         COM        421933102       15858    859500   SH       OTHER     01, 02      859500
IRON MOUNTAIN, INC.                  COM        46284P104       19460    524660   SH       SOLE                  524660
IRON MOUNTAIN, INC.                  COM        46284P104      170618   4600120   SH       OTHER     01, 02     4600120
MEMBERWORKS INC.                     COM        5860021070       3774    190389   SH       SOLE                  190389
MEMBERWORKS INC.                     COM        5860021070      26870   1355700   SH       OTHER     01, 02     1355700
MENS WAREHOUSE, INC.                 COM        587118100000      284     13000   SH       SOLE                   13000
MENS WAREHOUSE, INC.                 COM        587118100000    12347    565100   SH       OTHER     01, 02      565100
MOBILE MINI, INC.                    COM        60740f105         596     36535   SH       SOLE                   36535
MOBILE MINI, INC.                    COM        60740f105       11611    711900   SH       OTHER     01, 02      711900
NORTH FORK BANCORPORATION            COM        659424105        3094     90840   SH       SOLE                   90840
NORTH FORK BANCORPORATION            COM        659424105       32820    963600   SH       OTHER     01, 02      963600
ORTHODONTIC CTRS. OF AMER.           COM        68750P103        4552    568339   SH       SOLE                  568339
ORTHODONTIC CTRS. OF AMER.           COM        68750P103       40038   4998500   SH       OTHER     01, 02     4998500
PRE-PAID LEGAL SERVICES. INC.        COM        7400651007       9340    380739   SH       SOLE                  380739
PRE-PAID LEGAL SERVICES. INC.        COM        7400651007      68208   2780600   SH       OTHER     01, 02     2780600
RENT-A-CENTER, INC.                  COM        76009N100        5311     70055   SH       SOLE                   70055
RENT-A-CENTER, INC.                  COM        76009N100       12236    161400   SH       OTHER     01, 02      161400
SCP POOL CORPORATION                 COM        784028102         619      1800   SH       SOLE                    1800
SCOTTS COMPANY                       COM        8101861065       2438     49243   SH       SOLE                   49243
SEI INVESTMENTS                      COM        784117103       28365    886694   SH       SOLE                  886694
SEI INVESTMENTS                      COM        784117103      202807   6339714   SH       OTHER     01, 02     6339714
WHOLE FOOD MARKET, INC.              COM        9668371068         55      1150   SH       SOLE                    1150
WHOLE FOOD MARKET, INC.              COM        9668371068      16279    342500   SH       OTHER     01, 02      342500
WORLD ACCEPTANCE CORP.               COM        981419104        2116    130800   SH       SOLE                  130800
WORLD ACCEPTANCE CORP.               COM        981419104       31286   1933600   SH       OTHER     01, 02     1933600